Longterm Incentive Plans (Tables)	12 Months Ended
Jan. 31, 2025
Schedule of continuity of the Company's RSUs
Number of RSUs

Outstanding, January 31, 2022	10,000
Common shares issued on vesting (Note 8(l))	(10,000)

Outstanding, January 31, 2025, 2024 and 2023	-

Schedule of continuity of the Company's performance stock units (PSUs)
Number of PSUs

Outstanding, January 31, 2024, 2023 and 2022	25,000
Granted (Note 14)	6,000,000

Outstanding, January 31, 2025	6,025,000

Schedule of performance stock units Outstanding
Number of PSUs	Vesting Provisions

25,000	Vested on March 31, 2021
6,000,000	Volume weighted average common share price for five consecutive dates: $0.30 – 33.33%; $0.50 – 33.33%; $1.00 – 33.34%
6,025,000

Summary of the share-based payment expense
January 31, 2025
Date of grant	December 16, 2024
Risk free interest rate	2.96%
Volatilities	114%
Fair value of common shares on grant date	$0.11
Expected dividends	Nil%
Expected life	Three (3) years
Fair value of PSUs on grant date	$0.08

Summary of the continuity of MedMelior's share purchase options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, January 31, 2022	2,410,000	0.76	1.98
Granted (Note 14)	3,920,000	0.17	3.00
Expired (Note 14)	(60,000)	(1.66)	-
Outstanding, January 31, 2023	6,270,000	0.38	1.93
Granted (Note 14)	6,045,000	0.07	3.00
Forfeited/expired (Note 14)	(2,100,000)	(0.60)	-
Outstanding, January 31, 2024	10,215,000	0.15	1.94
Granted (Note 14)	2,150,000	0.14	3.00
Expired	(20,000)	(0.16)	-
Outstanding, January 31, 2025	12,345,000	0.15	1.24

Summary of share purchase options of MedMelior
Options Outstanding	Options Exercisable	Exercise Price $	Expiry Date	Vesting Terms

2,100,000	2,100,000	0.17	February 28, 2025	33.33% every six months
180,000	180,000	1.80	May 5, 2025	25% every six months
50,000	50,000	2.40	May 10, 2025	16.66% every six months
20,000	20,000	1.80	May 21, 2025	16.66% every six months
1,800,000	1,800,000	0.16	January 12, 2026	25% every six months
5,595,000	5,595,000	0.075	May 1, 2026	25% every six months
200,000	200,000	0.07	June 19, 2026	25% every six months
250,000	250,000	0.07	July 31, 2026	40% on grant date; 20% every two months thereafter
2,150,000	2,150,000	0.14	October 7, 2027	100% on grant date
12,345,000	12,345,000

Schedule of continuity of the Company's share purchase options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, January 31, 2022	2,410,000	0.76	1.98
Granted (Note 14)	3,920,000	0.17	3.00
Expired (Note 14)	(60,000)	(1.66)	-
Outstanding, January 31, 2023	6,270,000	0.38	1.93
Granted (Note 14)	6,045,000	0.07	3.00
Forfeited/expired (Note 14)	(2,100,000)	(0.60)	-
Outstanding, January 31, 2024	10,215,000	0.15	1.94
Granted (Note 14)	2,150,000	0.14	3.00
Expired	(20,000)	(0.16)	-
Outstanding, January 31, 2025	12,345,000	0.15	1.24

Schedule of share purchase options
Options Outstanding	Options Exercisable	Exercise Price $	Expiry Date	Vesting Terms

2,100,000	2,100,000	0.17	February 28, 2025	33.33% every six months
180,000	180,000	1.80	May 5, 2025	25% every six months
50,000	50,000	2.40	May 10, 2025	16.66% every six months
20,000	20,000	1.80	May 21, 2025	16.66% every six months
1,800,000	1,800,000	0.16	January 12, 2026	25% every six months
5,595,000	5,595,000	0.075	May 1, 2026	25% every six months
200,000	200,000	0.07	June 19, 2026	25% every six months
250,000	250,000	0.07	July 31, 2026	40% on grant date; 20% every two months thereafter
2,150,000	2,150,000	0.14	October 7, 2027	100% on grant date
12,345,000	12,345,000

Summary of the share-based payment expense of performance stock units
	January 31, 2025	January 31, 2024	January 31, 2023
Dates of grant or valuation	October 8, 2024	May 2, 2023 to January 31, 2024	March 1, 2022 to January 13, 2023
Risk free interest rates	3.03%	3.48% to 4.63%	1.39% to 3.87%
Volatilities	112%	109% to 144%	119% to 155%
Fair values of common shares on grant or valuation dates	$0.145	$0.065 to $0.08	$0.17 to $0.18
Expected dividends	Nil%	Nil%	Nil%
Expected lives	Three (3) years	1.95 years to three (3) years	Two (2) to three (3) years
Exercise prices	$0.14	$0.07 to $0.16	$0.16 to $0.17
Fair values of options on grant or valuation dates	$0.10	$0.04 to $0.17	$0.11 to $1.70

Schedule of continuity of MedMelior share purchase options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, January 31, 2024, 2023 and 2022	1,100,000	0.10	0.91 / 1.91 / 2.91
Granted (Note 14)	2,200,000	0.10	1.50
Expired (Note 14)	(1,100,000)	(0.10)	-

Outstanding, January 31, 2025	2,200,000	0.10	0.73

Schedule of share purchase options of MedMelior
Options Outstanding	Options Exercisable	Exercise Price $	Expiry Date	Vesting Terms

2,200,000	2,200,000	0.10	October 24, 2025	100% on April 25, 2024

Summary of the share-based payment expense of MedMelior
January 31, 2025
Date of grant	April 25, 2024
Risk free interest rate	4.44%
Volatility	99%
Fair value of common shares on grant date	$0.86
Expected dividends	Nil%
Expected life	1.5 years
Exercise price	$0.10
Fair value of options on grant date	$0.77